Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash generated from (used in) Operations
Net earnings (loss)	$ 31,797	$ (21,612)
Non-cash items
Stock-based compensation	4,228	1,835
Depreciation and amortization	22,785	20,796
Extinguishment of conversion feature of convertible debentures	(66,679)
Foreign exchange gain	(5,175)	1,327
Deferred financing costs	4,195
Accretion of debt discount	41,737
Disposal of patents	704	80
Deferred income tax recovery	(11,716)
Accrued interest	4,218
Long term portion of success fee	15,212
Total Non-cash items	41,306	2,426
Change in non-cash working capital balances
Accounts receivable	85	(1,689)
Prepaid expenses and deposits	(77)	(71)
Assets held for sale		2,082
Accounts payable and accrued liabilities	15,785	3,127
Cash generated from operations	57,099	5,875
Financing
Proceeds on sale of common shares, net	71,992	20,673
Dividends paid	(10,668)	(4,750)
Proceeds from issuance of convertible debentures, net	226,749
Debentures repurchased under normal course issuer bid	(1,535)
Common shares repurchased under normal course issuer bid	(2,871)
Common shares issued for cash on the exercise of options	6,086	4,122
Common shares issued for cash from Employee Share Purchase Plan	182	151
Cash generated from financing	289,935	20,196
Investing
Purchase of short-term investments	25,473	(6,015)
Purchase of furniture and equipment	(1,907)	(411)
Purchase of patents	(19,753)	(9,994)
Cash generated from (used in) investing	3,813	(16,420)
Foreign exchange loss on cash held in foreign currency	(1,297)	(1,078)
Effect of change in reporting currency items		4,831
Net cash and cash equivalents generated in the period	349,550	13,404
Cash and cash equivalents, beginning of period	82,636	69,232
Cash and cash equivalents, end of period	$ 432,186	$ 82,636